Cash and Cash Equivalents: (Tables)	9 Months Ended
Sep. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

 Cash and Cash Equivalents

	September 30,	December 31,
	2020	2019
Bank deposits	$3,641,937	$31,499,893
Short term investments	55,244,303	30,322,244
Total	$58,886,240	$61,822,137

Short term investments include money market funds and US treasury bills which mature in three months or less.